Investment in Significant Subsidiaries - Schedule of Consolidated Financial Statements (Details)	12 Months Ended
Dec. 31, 2025
eToro (Europe) Ltd. [Member]
Schedule of Consolidated Financial Statements [Line Items]
Country of incorporation	Cyprus
Percentage of equity interest	100.00%
Nature of business	Permitted to engage in investment trading according to the Cyprus Investment Firm (“CIF”) authorization from the Cyprus Securities and Exchange Commission (“CySEC”).
eToro (UK) Ltd. [Member]
Schedule of Consolidated Financial Statements [Line Items]
Country of incorporation	UK
Percentage of equity interest	100.00%
Nature of business	Authorized to provide regulated financial products and services, by the Financial Conduct Authority (“FCA”).
eToro AUS Capital Ltd. [Member]
Schedule of Consolidated Financial Statements [Line Items]
Country of incorporation	Australia
Percentage of equity interest	100.00%
Nature of business	Licensed to deal in derivatives and foreign exchange contracts as agent and as principal by the Australian Securities and Investments Commission (“ASIC”).
eToro Group Trading Ltd. [Member]
Schedule of Consolidated Financial Statements [Line Items]
Country of incorporation	BVI
Percentage of equity interest	100.00%
Nature of business	Investment trading company and a service provider to Group subsidiaries.
eToro USA LLC [Member]
Schedule of Consolidated Financial Statements [Line Items]
Country of incorporation	USA
Percentage of equity interest	100.00%
Nature of business	Registered Money Services Business (“MSB”) with the Financial Crimes Enforcement Network (“FinCEN”) and holds Money Transmitter Licenses (“MTLs”) in various U.S. states.
eToro USA Securities Inc. [Member]
Schedule of Consolidated Financial Statements [Line Items]
Country of incorporation	USA
Percentage of equity interest	100.00%
Nature of business	Obtained a broker-dealer license from the Financial Industry Regulatory Authority (“FINRA”).
eToro Ltd. [Member]
Schedule of Consolidated Financial Statements [Line Items]
Country of incorporation	Israel
Percentage of equity interest	100.00%
Nature of business	IP owner, research, development and support center of the Group.
eToro Money UK Ltd [Member]
Schedule of Consolidated Financial Statements [Line Items]
Country of incorporation	UK
Percentage of equity interest	100.00%
Nature of business	Authorized by the Financial Conduct Authority to conduct electronic money service activities under the Electronic Money Regulations 2011
eToro Money Malta Ltd [Member]
Schedule of Consolidated Financial Statements [Line Items]
Country of incorporation	Malta
Percentage of equity interest	100.00%
Nature of business	Authorized by Malta Financial Service Authority to transact the business of financial institution.
eToro (ME) Limited [Member]
Schedule of Consolidated Financial Statements [Line Items]
Country of incorporation	UAE
Percentage of equity interest	100.00%
Nature of business	eToro ME Limited received approval for a Financial Services Permission (FSP) from the Financial Services Regulatory Authority of the Abu Dhabi Global Market (ADGM) to operate as a broker for securities, derivatives, and Virtual Assets (Crypto) in the UAE.
eToro Seychelles Limited [Member]
Schedule of Consolidated Financial Statements [Line Items]
Country of incorporation	Seychelles
Percentage of equity interest	100.00%
Nature of business	Obtained a Broker-Dealer license by the Seychelles Financial Securities Authority, allowing it to offer securities, CFD products, Crypto currencies, and all Copy functions to clients.
eToro Singapore Pte. Ltd. [Member]
Schedule of Consolidated Financial Statements [Line Items]
Country of incorporation	Singapore
Percentage of equity interest	100.00%
Nature of business	licensed under the Capital Markets Services Licence (“CMSL”) with the Monetary Authority of Singapore (“MAS”)
Spaceship Capital Limited [Member]
Schedule of Consolidated Financial Statements [Line Items]
Country of incorporation	AUS
Percentage of equity interest	100.00%
Nature of business	Authorized and regulated by ASIC to be the promoter of a superannuation product, a responsible entity for registered managed investment schemes and to facilitate trading in US market-listed equities